Interim Condensed Consolidated Balance Sheets (Parenthetical)		6 Months Ended	12 Months Ended
	Aug. 06, 2025 shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2026 shares	Dec. 31, 2023 shares
Redeemable convertible preferred stock, authorized (in shares)			780,000,000	780,000,000
Temporary equity, shares issued (in shares)	180,827,421		189,817,561	18,082,742
Temporary equity, shares outstanding (in shares)	180,827,421		189,817,561	18,082,742		17,757,257
Common shares, authorized unlimited (in shares)		Unlimited	Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares			$ 0	$ 0
Common shares, issued (in shares)		13,324,608	13,290,803	1,316,702
Common shares, outstanding (in shares)		13,324,608	13,290,803	1,316,702
Reverse stock split conversion ratio	0.10	0.1	0.10	0.10
Nonredeemable Preferred Stock
Redeemable convertible preferred stock, authorized (in shares)		780,000,000	780,000,000
Temporary equity, shares issued (in shares)		189,817,561	189,817,561
Temporary equity, shares outstanding (in shares)		189,817,561	189,817,561
Class B common shares
Temporary equity, shares issued (in shares)		3,500,000	0
Temporary equity, shares outstanding (in shares)		3,500,000	0		3,500,000
Common shares, authorized unlimited (in shares)		Unlimited	Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
Common shares, issued (in shares)			0	0
Common shares, outstanding (in shares)			0	0